Nature of Operations and Basis of Presentation - Additional Information (Detail) (Nucor-Yamato Steel Company [Member])	Dec. 31, 2014
Nucor-Yamato Steel Company [Member]
Summary Of Organization And Operations [Line Items]
Majority ownership percentage	51.00%